Income Taxes - Summary of Group's Loss before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Total loss before income tax	¥ (969,248)	$ (140,527)	¥ (795,798)	¥ (407,235)
PRC
Total loss before income tax	(892,612)	(129,416)	(704,003)	(366,634)
Non PRC [Member]
Total loss before income tax	¥ (76,636)	$ (11,111)	¥ (91,795)	¥ (40,601)